INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Corporate Bonds) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortised Cost	$ 12,118	$ 12,601
Unrealised gains/ (losses)	635	644
Fair value	12,753	13,245	$ 41,742
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Amortised Cost	4,132	4,715
Unrealised gains/ (losses)	558	477
Fair value	4,690	5,192	$ 5,500
Oro Negro 7.5%
Debt Securities, Available-for-sale [Line Items]
Amortised Cost	5,705	7,886
Unrealised gains/ (losses)	0	167
Fair value	5,705	8,053
Oro Negro 12%
Debt Securities, Available-for-sale [Line Items]
Amortised Cost	2,281	0
Unrealised gains/ (losses)	77	0
Fair value	$ 2,358	$ 0